Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of income tax expense

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
(Loss)/profit before tax
(Loss)/profit from PRC entities	(71,249)	(20,596)	32,088
Profit from overseas entities	14,183	27,738	27,755
Total (loss)/profit before tax	(57,066)	7,142	59,843

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax expense	3,249	2,145	1,953
Deferred income tax	—	—	—
Total income tax expense	3,249	2,145	1,953

Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	Year Ended December 31, 2025
	Amount	Percent

PRC Statutory income tax rate	14,961	25.0%
Foreign Tax Effects
Hong Kong
Statutory tax rates in difference between PRC and Hong Kong	(2,497)	(4.2)%
Permanent book-tax differences	(6,840)	(11.4)%
Change in valuation allowance	1,532	2.6%
Other	457	0.8%
Other foreign jurisdictions	406	0.7%
Tax Credits
Effect of preferential tax rate for qualified HNTE entities (1)	(2,936)	(4.9)%
Additional deduction for research and development expenditures	(4,469)	(7.5)%
Non-taxable or non-deductible Items
Share-based compensation	866	1.4%
Permanent book-tax differences	9,861	16.5%
Change in Valuation Allowance (2)	(11,331)	(18.9)%
PRC withholding income tax on interest income and investment income	1,943	3.2%
Effective Tax Rates	1,953	3.3%

	Year Ended December 31,
	2023	2024
PRC Statutory income tax rate	25.0%	25.0%
Effect of tax rates in different tax jurisdiction	(2.5)%	(35.1)%
Effect of preferential tax rate for qualified HNTE entities (1)	(5.4)%	(8.6)%
Additional deduction for research and development expenditures	9.3%	(62.8)%
Share-based compensation	(19.7)%	141.2%
Permanent book-tax differences	2.0%	(13.3)%
Change in valuation allowance	(14.4)%	(16.4)%
Effective Tax Rates	(5.7)%	30.0%
(1)	The effect of the preferential income tax rate that the WFOE is entitled to enjoy as a qualified HNTE is 15%.
(2)	Valuation allowance for the years ended December 31, 2023, 2024 and 2025 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Schedule of income tax disclosures

US$

Chinese mainland	2,517
Non-Chinese mainland	17
Total cash paid for income taxes, net of refunds	2,534

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Deferred tax assets
Net accumulated losses carry-forwards	107,080	104,089	95,110
Credit-related impairment of long-term investments	1,421	1,472	1,482
Receivables allowances	279	795	696
Inventory write-downs	531	845	547
Other deductible temporary difference	106	1,046	840
Less: valuation allowance	(109,417)	(108,247)	(98,675)
Total deferred tax assets	—	—	—

Summary of tax losses carry forwarded for future years

As of December 31, 2025	US$
2026	101,317
2027	42,159
2028	35,464
2029	91,815
2030	55,663
2031	34,073
2032	60,506
2033	10,896
Total tax losses carry forwards	431,893

Schedule of movement of valuation allowance

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	101,177	109,417	108,247
Changes of valuation allowance(1)	8,240	(1,170)	(9,572)
Balance at end of the year	109,417	108,247	98,675
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2024 and 2025, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries.